SCHEDULE OF EFFECT ON PROFIT BEFORE INCOME TAX EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Profit before income tax expenses	$ 519	¥ 84,294	¥ 49,225	¥ 231,602
Strengthened [member]
IfrsStatementLineItems [Line Items]
Profit before income tax expenses		25
Weakened [member]
IfrsStatementLineItems [Line Items]
Profit before income tax expenses		¥ (25)